Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Telesat Corporation Shares	Accumulated earnings	Equity- settled employee benefits reserve	Foreign currency translation reserve	Total reserves	Total Telesat Corporation shareholders’ equity	Non- controlling Interest	Total
Balance at Dec. 31, 2024	$ 59,082	$ 467,333	$ 70,955	$ 112,910	$ 183,865	$ 710,280	$ 1,786,425	$ 2,496,705
Net income (loss)		(15,538)				(15,538)	(35,919)	(51,457)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	6,855	4,897	(994)	1,843	849	12,601	(19,374)	(6,773)
Exchange of Limited Partnership units for Public Shares	34					34	(34)
Other comprehensive income (loss), net of tax (expense) recovery				300	300	300	1,452	1,752
Share-based compensation			939		939	939	2,306	3,245
Balance at Mar. 31, 2025	65,971	456,692	70,900	115,053	185,953	708,616	1,734,856	2,443,472
Net income (loss)		(139,816)				(139,816)	(338,944)	(478,760)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	3,347	1,762	(71)	380	309	5,418	(6,161)	(743)
Exchange of Limited Partnership units for Public Shares	679	8,755	1,131	1,073	2,204	11,638	(11,638)
Other comprehensive income (loss), net of tax (expense) recovery		3,421		(60,443)	(60,443)	(57,022)	(144,296)	(201,318)
Share-based compensation			1,986		1,986	1,986	4,959	6,945
Balance at Dec. 31, 2025	69,997	330,814	73,946	56,063	130,009	530,820	1,238,776	1,769,596
Net income (loss)		(45,495)				(45,495)	(105,454)	(150,949)
Issuance of share capital on settlement of restricted share units, performance share units, and the exercise of stock options	17,116	(722)	(1,262)	958	(304)	16,090	(30,177)	(14,087)
Exchange of Limited Partnership units for Public Shares	4	108	6	4	10	122	(122)
Other comprehensive income (loss), net of tax (expense) recovery				16,552	16,552	16,552	39,740	56,292
Share-based compensation			926		926	926	2,206	3,132
Balance at Mar. 31, 2026	$ 87,117	$ 284,705	$ 73,616	$ 73,577	$ 147,193	$ 519,015	$ 1,144,969	$ 1,663,984